Total
CALAMOS TOTAL RETURN BOND FUND
Calamos Total Return Bond Fund
Investment Objective
Calamos Total Return Bond Fund's investment objective is to seek total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on Page 149 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on Page 67 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - CALAMOS TOTAL RETURN BOND FUND	CLASS A SHARES	CLASS C SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - CALAMOS TOTAL RETURN BOND FUND		CLASS A SHARES	CLASS C SHARES	CLASS I SHARES
Management Fees		0.45%	0.45%	0.45%
Distribution and/or Service Fees (12b-1)		0.25%	1.00%	none
Other Expenses		0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses		1.24%	1.99%	0.99%
Expense Reimbursement	[1]	(0.34%)	(0.34%)	(0.34%)
Total Annual Fund Operating Expenses After Reimbursement		0.90%	1.65%	0.65%
[1]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2025 to the extent necessary so that Total Annual Fund Operating Expenses of Class A, Class C, and Class I are limited to 0.90%, 1.65%, and 0.65% of average net assets, respectively. For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2025 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example - CALAMOS TOTAL RETURN BOND FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
CLASS A SHARES	315	577	859	1,662
CLASS C SHARES	268	591	1,041	2,289
CLASS I SHARES	66	281	514	1,182

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - CALAMOS TOTAL RETURN BOND FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
CLASS A SHARES	315	577	859	1,662
CLASS C SHARES	168	591	1,041	2,289
CLASS I SHARES	66	281	514	1,182

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks total return through income earned on the Fund's investments, plus capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in a diversified portfolio of fixed-income instruments of varying maturities, including derivative instruments with economic characteristics similar to fixed-income instruments. The fixed-income instruments in which the Fund may invest include: securities issued by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities (including synthetic convertible instruments) and corporate commercial paper; mortgage-related and other asset-backed securities; and obligations of non-U.S. governments or their subdivisions, agencies and government- sponsored enterprises. The Fund may invest all of its assets in derivative instruments to gain or reduce exposure to particular securities or segments of the fixed-income markets.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund's dollar-weighted average portfolio duration (a measure of the approximate sensitivity of a fixed-income instrument's value to changes in interest rate) normally varies within a range of three to ten years based on the interest rate forecast of the Fund's investment adviser. The Fund may invest up to 25% of its net assets in high yield debt securities, often referred to as "junk bonds." Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody's or securities that are not rated but are considered by the Fund's investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. The Fund may invest up to 35% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

The Fund's investment adviser seeks to lower the risks of investing in securities by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Highest Quarterly Return:	6.73	% (12.31.2023)	Lowest Quarterly Return:	-5.72	% (6.30.2022)

Average Annual Total Returns as of 12.31.23
AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.23

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2023 and since the Fund's inception compared with those of a broad measure of market performance. "Since Inception" returns shown for the index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Average Annual Returns - CALAMOS TOTAL RETURN BOND FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS A SHARES		3.59%	0.72%	1.18%	2.72%	Jun. 27, 2007
CLASS C SHARES		4.02%	0.41%	0.80%	2.19%	Jun. 27, 2007
CLASS I SHARES		6.07%	1.44%	1.82%	3.22%	Jun. 27, 2007
After Taxes on Distributions | CLASS I SHARES	[1]	4.40%	0.17%	0.50%	1.77%
After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES	[1]	3.56%	0.60%	0.86%	1.94%
Bloomberg Capital U.S. Aggregate Bond Index		5.53%	1.10%	1.81%	3.11%
[1]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.